Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
September 30, 2025
VIPFLI-III-NPRT3-1125
1.822348.120
Bond Funds - 50.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	383,770	3,603,601
Fidelity International Bond Index Fund (a)	99,425	933,596
Fidelity Long-Term Treasury Bond Index Fund (a)	159,914	1,506,388
VIP High Income Portfolio - Investor Class (a)	72,031	365,196
VIP Investment Grade Bond II Portfolio - Investor Class (a)	898,015	8,782,591
TOTAL BOND FUNDS (Cost $15,517,297)		15,191,372

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	247	24,150
VIP Contrafund Portfolio - Investor Class (a)	20,212	1,327,340
VIP Equity Income Portfolio - Investor Class (a)	35,964	1,075,685
VIP Growth & Income Portfolio - Investor Class (a)	42,039	1,478,930
VIP Growth Portfolio - Investor Class (a)	20,386	2,201,243
VIP Mid Cap Portfolio - Investor Class (a)	8,896	338,680
VIP Value Portfolio - Investor Class (a)	38,583	750,436
VIP Value Strategies Portfolio - Investor Class (a)	23,932	371,905
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,804,484)		7,568,369

International Equity Funds - 22.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	142,650	2,172,566
VIP Overseas Portfolio - Investor Class (a)	156,409	4,711,038
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,096,716)		6,883,604

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $623,910)	3.95	623,910	623,910

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,042,407)	30,267,255
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	30,267,255

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	24,150	-	-	-	-	24,150	247
Fidelity Inflation-Protected Bond Index Fund	3,481,287	436,092	504,191	40,206	(51,294)	241,707	3,603,601	383,770
Fidelity International Bond Index Fund	1,129,914	128,653	334,614	11,034	(16,382)	26,025	933,596	99,425
Fidelity Long-Term Treasury Bond Index Fund	1,472,172	288,683	301,610	43,787	(33,044)	80,187	1,506,388	159,914
VIP Contrafund Portfolio - Investor Class	1,300,683	188,231	331,005	40,035	(1,633)	171,064	1,327,340	20,212
VIP Emerging Markets Portfolio - Investor Class	2,479,623	271,032	1,211,381	-	143,566	489,726	2,172,566	142,650
VIP Equity Income Portfolio - Investor Class	1,061,311	111,708	227,947	7,902	(562)	131,175	1,075,685	35,964
VIP Government Money Market Portfolio - Investor Class	228,821	927,338	532,249	11,697	-	-	623,910	623,910
VIP Growth & Income Portfolio - Investor Class	1,456,136	145,204	329,741	14,240	32,365	174,966	1,478,930	42,039
VIP Growth Portfolio - Investor Class	2,155,604	273,743	474,504	25,190	(10,218)	256,618	2,201,243	20,386
VIP High Income Portfolio - Investor Class	350,041	17,644	30,961	748	(116)	28,588	365,196	72,031
VIP Investment Grade Bond II Portfolio - Investor Class	7,918,105	1,361,802	1,006,550	1,844	(21,853)	531,087	8,782,591	898,015
VIP Mid Cap Portfolio - Investor Class	334,134	58,073	61,580	14,878	(3,268)	11,321	338,680	8,896
VIP Overseas Portfolio - Investor Class	4,345,058	586,043	1,049,461	49,199	117,158	712,240	4,711,038	156,409
VIP Value Portfolio - Investor Class	745,778	95,721	110,212	28,029	(3,775)	22,924	750,436	38,583
VIP Value Strategies Portfolio - Investor Class	370,691	48,401	52,177	6,711	(3,413)	8,403	371,905	23,932
	28,829,358	4,962,518	6,558,183	295,500	147,531	2,886,031	30,267,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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